Investments (Mortgage Loans and Valuation Allowance by Portfolio Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	$ 126	$ 294
Recorded Investment	123	288
Valuation Allowances	26	66
Unpaid Principal Balance	155	339
Recorded Investment	150	334
Recorded Investment	247	556
Evaluated collectively for credit losses	59,562	55,467
Non-specifically identified credit losses	279	256
Average Recorded Investment	458	693
Commercial
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	75	214
Recorded Investment	75	210
Valuation Allowances	24	58
Unpaid Principal Balance	101	299
Recorded Investment	100	296
Recorded Investment	151	448
Evaluated collectively for credit losses	40,913	40,420
Non-specifically identified credit losses	200	200
Average Recorded Investment	359	526
Agricultural
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	51	68
Recorded Investment	48	66
Valuation Allowances	2	7
Unpaid Principal Balance	14	35
Recorded Investment	13	34
Recorded Investment	59	93
Evaluated collectively for credit losses	12,317	12,291
Non-specifically identified credit losses	37	37
Average Recorded Investment	80	153
Residential
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	12
Recorded Investment	0	12
Valuation Allowances	0	1
Unpaid Principal Balance	40	5
Recorded Investment	37	4
Recorded Investment	37	15
Evaluated collectively for credit losses	6,332	2,756
Non-specifically identified credit losses	42	19
Average Recorded Investment	$ 19	$ 14